Funding from Group and other subsidiaries (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Funding From Group And Other Subsidiaries [Line Items]
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)	$ 4,629	$ 1,959
High-trigger loss-absorbing additional tier 1 capital instruments	10,744	9,882
Low-trigger loss-absorbing additional tier 1 capital instruments	$ 1,214	$ 1,189